Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Borrowings
10.	Borrowings

	As of
	December 31, 2025	June 30, 2026
	RMB’000	RMB’000

Borrowings, current	501,763	519,069
Borrowings, non-current	80,961	54,427
Total borrowings	582,724	573,496

As of December 31, 2025 and June 30, 2026, the interest rates of current borrowings, repayable within one year or on demand, ranged from 3.0% to 6.5% and 3.0% to 6.5% per annum, respectively.

As of December 31, 2025 and June 30, 2026, the interest rate of non-current borrowings was 3% and 3% per annum, respectively.

The Group’s borrowings were primarily denominated in RMB.

During the six months ended June 30, 2025 and 2026, the Group obtained new borrowing facilities of RMB98.0 million and RMB98.0 million, respectively. The Group’s borrowings comprised RMB519.1 million maturing within one year and RMB54.4 million maturing during the period from July to November 2027, some of which were guaranteed by subsidiaries of Newlink.